NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 03, 2013
NATURE OF BUSINESS AND BASIS OF PRESENTATION
Property and Equipment Estimated Useful Lives

Buildings and improvements	5 - 45 years
Transportation equipment	5 - 7 years
Furniture, fixtures and equipment	2 - 10 years